Statement of Financial Position (USD $) In Millions, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010
ASSETS
Current assets	$ 2,414	$ 1,997
Cash and cash equivalents	1,075	575
Restricted cash	38	10
Receivables	280	298
Trade	54	53
Recoverable taxes, rebates, levies and duties	114	156
Related parties	1	3
Other	111	86
Inventories (see note C)	847	792
Materials on the leach pad (see note C)	97	91
Derivatives	0	1
Deferred taxation assets	76	214
Assets held for sale	1	16
Property, plant and equipment, net	5,811	5,926
Acquired properties, net	781	836
Goodwill and other intangibles, net	194	197
Other long-term inventory (see note C)	54	27
Materials on the leach pad (see note C)	367	331
Other long-term assets (see note M)	1,029	1,073
Deferred taxation assets	36	1
Total assets	10,686	10,388
LIABILITIES AND EQUITY
Current liabilities	952	1,004
Accounts payable and other current liabilities	740	732
Short-term debt	45	133
Short-term debt at fair value (see note E)	2	2
Tax payable	165	134
Liabilities held for sale	0	3
Other non-current liabilities	66	69
Long-term debt (see note E)	1,688	1,730
Long-term debt at fair value (see note E)	769	872
Derivatives	78	176
Deferred taxation liabilities	1,152	1,200
Provision for environmental rehabilitation	546	530
Provision for labor, civil, compensation claims and settlements	33	38
Provision for pension and other post-retirement medical benefits	154	180
Commitments and contingencies	0	0
Equity	5,248	4,589
Share capital - 600,000,000 (2010 - 600,000,000) authorized ordinary shares of 25 ZAR cents each. Share capital - 4,280,000 (2010 - 4,280,000) authorized E ordinary shares of 25 ZAR cents each. Ordinary shares issued 2011 - 381,384,598 (2010 - 380,769,139). E ordinary shares issued 2011 - 1,400,000 (2010 - 1,120,000)	13	13
Additional paid in capital	8,717	8,670
Accumulated deficit	(2,770)	(3,869)
Accumulated other comprehensive income (see note K)	(884)	(385)
Other reserves	36	37
Total AngloGold Ashanti stockholders' equity	5,112	4,466
Noncontrolling interests	136	123
Total liabilities and equity	$ 10,686	$ 10,388